UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                            FORM 13F COVER PAGE

Report for the quarter ended:     June 30, 1999

Check here if Amendment [  ];  Amendment Number :
This amendment  (check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bank of Ireland Asset Management
Address: 26 Fitzwilliam Place
         Dublin 2
         Ireland

13F File Number:  Not Known

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sean O'Dwyer
Title:    Director, Finance and Compliance
Phone:    011-353-1-6616433

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dublin and Country of Ireland on the 9th day of August 1999.

Bank of Ireland Asset Management
(Name of Institutional Manager)

Sean O'Dwyer
(Signature of Person Duly Authorised to Submit This Report)

Report Type:  13F Holdings Report

List of Other Managers Reporting for this Manager:

                        FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   23

Form 13F Information Table Value Total:   $3,738,091k

List of Other Included Managers:

                                                    FORM 13F INFORMATION TABLE

                                                      Fair        SHARES/      Investment                  --Voting Authority--
Name of Issuer            Title of Class  CUSIP No.   Mkt.Value   Prn Amount   Discretion    Managers     Sole      Shared   None
--------------            --------------  ---------   ---------   ----------   ----------    --------     ----      ------   ----

Dover Corp                Com              260003108  149,719     4,277,673    Sole                      4,277,673
Coca Cola Co              Com              191216100      217         3,504    Sole                          3,504
Philip Morris Cos Inc     Com              718154107  577,132    14,360,981    Sole                     14,360,981
Bank One Corp             Com              06423A103  252,072     4,232,064    Sole                      4,232,064
Sysco Corp                Com              871829107  254,878     8,549,377    Sole                      8,549,377
Johnson & Johnson         Com              478160104  283,193     2,889,726    Sole                      2,889,726
Wal Mart Stores Inc       Com              931142103      232         4,800    Sole                          4,800
Tyco Intl Ltd New         Com              902124106  100,713     1,062,936    Sole                      1,062,936
Chase Manhattan Corp New  Com              16161A108  518,752     5,997,143    Sole                      5,997,143
Cbrl Group Inc            Com              12489V106   37,154     2,146,084    Sole                      2,146,084
Donnelley R&R & Sons Co   Com              257867101  126,306     3,407,907    Sole                      3,407,907
Federal Natl Mtg Assn     Com              313586109  224,301     3,286,457    Sole                      3,286,457
Gannett Inc               Com              364730101  352,865     4,943,818    Sole                      4,943,818
Citigroup Inc             Com              172967101  154,276     3,247,913    Sole                      3,247,913
Home Depot Inc            Com              437076102  229,559     3,565,965    Sole                      3,565,965
Sherwin Williams Co       Com              824348106    5,550       200,000    Sole                        200,000
Time Warner Inc           Com              887315109  129,629     1,784,910    Sole                      1,784,910
Waste Mgmt Inc Del        Com              94106L109  104,530     1,944,735    Sole                      1,944,735
Leggett & Platt Inc       Com              524660107   20,203       750,000    Sole                        750,000
Wells Fargo & Co New      Com              949746101   97,322     2,276,535    Sole                      2,276,535
Korea Telecom Corp        Sponsored ADR    50063P103  103,654     2,591,350    Sole                      2,591,350
ICON Pub Ltd Co           Sponsored ADR    45103T107    2,818       143,580    Sole                        143,580
Iona Technologies plc     Sponsored ADR    46206P109   13,016       819,931    Sole                        819,931